Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2019	2018
	U.S. $ in thousands
Finished goods	$87,967	$61,391
Work-in-process	3,106	2,616
Raw materials	77,431	59,517
	168,504	123,524